9. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Warrant activity

The following table summarizes warrant activity during the years ended December 31, 2019, 2018 and 2017.

	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2016	4,533,963	$1.70	3,865,797	$2.00
Issued	–
Canceled / exercised	–
Expired	(166,666)	0.68
Outstanding December 31, 2017	4,367,297	$1.75	4,367,297	$1.75
Issued	–
Canceled / exercised	–
Expired	(1,235,741)	$1.54
Outstanding December 31, 2018	3,131,556	$1.84	3,131,556	$1.84
Issued	–
Canceled / exercised	–
Expired	(300,218)	$1.54
Outstanding December 31, 2019	2,831,338	$1.87	2,831,338	$1.87

Warrants outstanding

The following tables summarizes outstanding warrants as of December 31, 2019:

	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.20 - $22.50	2,831,338	$1.87	.12 – 4.13